Lease Right-of-Use Asset and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Abstract]
Balance	$ 615,444
New right-of-use assets recognized	640,405
Amortization for the year ended December 31, 2025	(56,365)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	59,750
Balance	583,610	$ 615,444
Balance	615,444
New lease liability recognized	640,405
Imputed interest for the year ended December 31, 2025	39,630
Gross repayment for the year ended December 31, 2025	(95,995)	(94,981)
Adjustment for non-exercising option	(675,624)
Adjustment for foreign currency translation difference	59,750
Balance	583,610	615,444
Operating lease liability current portion	60,689	64,787
Operating lease liability non-current portion	522,921	550,657
Operating cash flow to operating lease	95,995	94,981
Right-of-use assets obtained in exchange for operating lease liabilities
Remaining lease term for operating lease (years)	8 years 1 month 17 days	7 years 9 months 18 days
Weighted average discount rate for operating lease	6.65%	5.58%